Restructuring and Other Charges (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Movements in Restructuring and Related Accruals
Movements in severance-related accruals during 2017, 2018 and 2019 are as follows:

(DOLLARS IN THOUSANDS)	Balance at January 1, 2017	Additional Charges (Reversals), Net	Non-Cash Charges	Cash Payments	Balance at December 31, 2017
2015 Severance Plan
Severance	$3,277	$(2,311)	$—	$(966)	$—
2017 Productivity Program
Severance	—	20,620	—	(13,081)	7,539
Other	—	1,402	(528)	(456)	418
Total restructuring	$3,277	$19,711	$(528)	$(14,503)	$7,957

(DOLLARS IN THOUSANDS)	Balance at January 1, 2018	Additional Charges, Net	Non-Cash Charges	Cash Payments	Balance at December 31, 2018
2017 Productivity Program
Severance	$7,539	$3,884	$—	$(7,298)	$4,125
Other	418	1,195	(418)	(120)	1,075
Total restructuring	$7,957	$5,079	$(418)	$(7,418)	$5,200

(DOLLARS IN THOUSANDS)	Balance at January 1, 2019	Additional Charges (Reversals), Net	Non-Cash Charges	Cash Payments	Balance at December 31, 2019
2017 Productivity Program
Severance	$4,125	$(1,947)	$—	$(1,072)	$1,106
Other	1,075	—	—	(987)	88
Frutarom Integration Initiative
Severance	—	6,110	—	(2,072)	4,038
Fixed asset write down	—	534	(534)	—	—
Other	—	3,726	(145)	(1,096)	2,485
2019 Severance Program
Severance	—	20,871	—	(7,974)	12,897
Other	—	471	—	—	471
Total restructuring	$5,200	$29,765	$(679)	$(13,201)	$21,085
Other includes supplier contract termination costs, consulting and advisory fees, and other.
Charges by Segment
The following table summarizes the total amount of costs incurred in connection with these restructuring programs by segment:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018	2017
Taste	$10,045	$1,646	$4,505
Scent	12,093	3,433	13,077
Shared IT & Corporate Costs	7,627	—	2,129
Total Restructuring and other charges, net	$29,765	$5,079	$19,711